LEASES - Schedule of Supplemental Cash Flow Statement (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022
Leases [Abstract]
Operating lease payments	$ 101	$ 202
Finance lease payments	15,169	27,526
Operating lease right-of-use assets obtained in exchange for lease obligations	0	0
Finance lease right-of-use assets obtained in exchange for lease obligations	$ 0	$ 10,557